Reporting Entity and description of business, Corporate Information (Details) Passenger in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023 Room	Dec. 31, 2024 Room	Dec. 31, 2024 Condominium	Dec. 31, 2024 Tower	Dec. 31, 2024 Passenger	Dec. 31, 2024 ft	Dec. 31, 2024 key
Complex Construction [Abstract]
Cruise port capacity | Passenger					2
Area of slip space | ft						15,000
Minimum [Member]
Complex Construction [Abstract]
Room capacity							371
Maximum [Member]
Complex Construction [Abstract]
Room capacity							400
Andaz and Mondrian Hotel Complex [Member]
Complex Construction [Abstract]
Room capacity | Room	396
GIC Complex [Member]
Complex Construction [Abstract]
Number of Condominiums | Condominium			1,254
GIC Complex [Member] | Minimum [Member]
Complex Construction [Abstract]
Room capacity | Room		1,016
Phase One [Member]
Complex Construction [Abstract]
Room capacity							1,016
"Vivid" Brand [Member]
Complex Construction [Abstract]
Room capacity		400					400
"Dreams" Brand [Member]
Complex Construction [Abstract]
Room capacity		616					616
Phase Two [Member]
Complex Construction [Abstract]
Number of Condominiums | Condominium			1,254
Number of towers | Tower				4